Expenses by Nature	12 Months Ended
Dec. 31, 2023
Expenses by Nature [Abstract]
EXPENSES BY NATURE

NOTE 15 – EXPENSES BY NATURE

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Payroll and related expenses	8,638	7,647	2,656
Professional fees	5,197	7,421	5,990
Traffic-acquisition, materials used and subcontracted work	76,613	75,455	3,248
Preparation of patents	72	153	471
Rent and office maintenance	187	139	158
Depreciation and amortization	3,979	3,188	342
Advertising and participation in exhibitions	1,233	1,616	1,712
Other	2,239	2,262	1,312
Amazon Fees	4,381	2,558	2,426
TOTAL COST OF REVENUES, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	102,539	100,439	18,315